Fair Value Measurements (Detail)	12 Months Ended
Dec. 31, 2019 USD ($)
Fair Value Disclosures [Abstract]
Cash balance in the Trust Account	$ 7,900
Transfers to/from Levels 1, 2, and 3	$ 0